Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting
Segment Reporting

27. Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions, out-licensing of in-house developed drugs, as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the invoiced sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and healthcare products.

The performance of the reportable segments is assessed based on segment net income/(loss) attributable to the Company.

The segment information is as follows:

	Year Ended December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	18,492	345,959	364,451	157,020	7,145	164,165	528,616	309,383	—	837,999
Interest income	786	16	802	—	—	—	802	455	34,888	36,145
Interest expense	(279)	—	(279)	—	—	—	(279)	(38)	(442)	(759)
Equity in earnings of equity investees, net of tax	—	—	—	—	—	—	—	47,295	—	47,295
Income tax (expense)/benefit	(420)	(208)	(628)	(159)	—	(159)	(787)	(1,201)	(2,521)	(4,509)
Net (loss)/income attributable to the Company	(198,551)	224,055	25,504	23,090	2,568	25,658	51,162	50,272	(654)	100,780
Depreciation/amortization	(7,146)	(494)	(7,640)	—	—	—	(7,640)	(344)	(223)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,228	110	41,338	—	—	—	41,338	330	86	41,754

	December 31, 2023
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	177,601	24,687	202,288	61,472	2,129	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,034	918	98,952	—	—	—	98,952	564	211	99,727
Right-of-use assets	3,454	551	4,005	—	—	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	—	11,261	—	—	11,261
Goodwill	—	—	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	—	—	21	—	21
Investments in equity investees	—	—	—	—	—	—	—	48,411	—	48,411

	Year Ended December 31, 2022
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	39,202	—	39,202	124,642	—	124,642	163,844	262,565	—	426,409
Interest income	674	4	678	—	—	—	678	272	8,649	9,599
Interest expense	—	—	—	—	—	—	—	—	(652)	(652)
Equity in earnings of equity investees, net of tax	5	—	5	—	—	—	5	49,748	—	49,753
Income tax (expense)/ benefit	(552)	6,053	5,501	(631)	—	(631)	4,870	(1,345)	(3,242)	283
Net (loss)/income attributable to the Company	(215,834)	(186,945)	(402,779)	17,367	—	17,367	(385,412)	54,604	(30,027)	(360,835)
Depreciation/amortization	(7,576)	(484)	(8,060)	—	—	—	(8,060)	(299)	(305)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	47,563	725	48,288	—	—	—	48,288	664	21	48,973

	December 31, 2022
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	221,337	30,281	251,618	45,984	—	45,984	297,602	235,500	496,343	1,029,445
Property, plant and equipment	72,775	2,103	74,878	—	—	—	74,878	735	334	75,947
Right-of-use assets	3,350	3,167	6,517	—	—	—	6,517	1,308	897	8,722
Leasehold land	11,830	—	11,830	—	—	—	11,830	—	—	11,830
Goodwill	—	—	—	—	—	—	—	3,137	—	3,137
Other intangible asset	—	—	—	—	—	—	—	85	—	85
Investments in equity investees	316	—	316	—	—	—	316	73,461	—	73,777

	Year Ended December 31, 2021
	Oncology/Immunology
								Other
	R&D			Marketed Products				Ventures
		U.S. and			U.S. and
	PRC	Others	Subtotal	PRC	Others	Subtotal	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	43,181	—	43,181	76,429	—	76,429	119,610	236,518	—	356,128
Interest income	809	3	812	—	—	—	812	282	982	2,076
Interest expense	—	—	—	—	—	—	—	—	(592)	(592)
Equity in earnings of equity investees, net of tax	20	—	20	—	—	—	20	60,597	—	60,617
Income tax benefit /(expense)	22	7,160	7,182	(1,320)	—	(1,320)	5,862	(14,573)	(3,207)	(11,918)
Net (loss)/income attributable to the Company	(143,528)	(152,235)	(295,763)	4,032	—	4,032	(291,731)	142,890	(45,807)	(194,648)
Depreciation/amortization	(6,436)	(197)	(6,633)	—	—	—	(6,633)	(318)	(239)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	4,321	29,616	—	—	—	29,616	1,056	327	30,999

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amounts eliminated attributable to sales between PRC and U.S. and others under R&D in Oncology/Immunology segment were US$36,370,000, US$55,433,000, and US$46,891,000 for the years ended December 31, 2023, 2022, and 2021 respectively.

A summary of customers which accounted for over 10% of the Group’s revenue for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Customer A	353,104	—	—
Customer B	84,065	75,606	56,082
Customer C	(note)	51,681	49,055
Customer D	(note)	47,611	41,974

Note: Customer did not account for over 10% of the Group’s revenue during the year.

Customer A, B and C are included in Oncology/Immunology and Customer D is primarily included in Other Ventures.

Unallocated expenses mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expenses, net of interest income. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.